BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PRESENTATION
2. BASIS OF PRESENTATION
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB") and with interpretations of the International Financial Reporting Interpretations Committee ("IFRIC") which the Canadian Accounting Standards Board has approved for incorporation into Part 1 of the CPA Canada Handbook – Accounting.
These consolidated financial statements were approved by the Company's Board of Directors on February 24, 2021.
Basis of presentation
These consolidated financial statements include the accounts of the Company and its subsidiaries, whether owned directly or indirectly. The financial statements of the subsidiaries are prepared for the same period as the Company using consistent accounting policies for all periods presented, except for the changes in accounting policies described in Note 3.
All inter-company balances and transactions have been eliminated. Subsidiaries are entities controlled by the Company. Non-controlling interests in the net assets of consolidated subsidiaries are a separate component of the Company's equity.
The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments and contingent consideration which are measured at fair value through profit or loss.
Going concern
As at December 31, 2020, the Company had cash and cash equivalents of $60.8 million, net current assets excluding deferred revenue and the embedded derivative liability of $15.6 million and net cash provided by operations before working capital changes for the year then ended of $113.5 million. As at December 31, 2020, the Company was compliant with its debt covenants (refer to Note 25).

To date, the Company has been able to continue operations largely unaffected since the outbreak of the COVID-19 pandemic and gold production and shipments have continued without any significant disruptions. However, the Company cannot provide any assurances that its planned operations, production and capital expenditure for the foreseeable future will not be delayed, postponed or cancelled as a result of the COVID-19 pandemic or otherwise. The COVID-19 pandemic could (i) continue to affect financial markets, including the price of gold and the trading price of the Company’s shares, (ii) adversely affect the Company’s ability to raise capital, and (iii) cause continued interest rate volatility and movements that could make obtaining financing or refinancing debt obligations more challenging or more expensive or unavailable on commercially reasonable terms or at all. Furthermore, the Company may also experience regional risks which include, but are not limited to, a possible shut-down of the gold refining facility in South Africa where the Company delivers its gold production, an inability to ship gold across borders, delays in the supply chain of critical reagents, consumables and parts, and the impact on the delivery of critical capital projects. Any of these events or circumstances could have a material adverse effect on the Company’s business, financial condition and results of operations.
Management has prepared detailed cash flow forecasts to assess the economic impact of COVID-19 from a going concern and viability perspective. Based on these detailed cash flow forecasts, including any reasonably possible changes in the key assumptions on which the cash flow forecasts are based and assess various scenarios related to COVID-19, Management believes that the Company will have adequate resources to continue as a going concern for the foreseeable future, and at this point in time there are no material uncertainties regarding going concern. Management has concluded that it is appropriate to prepare the consolidated financial statements on a going concern basis.